Basis of Presentation	3 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
The condensed consolidated financial statements include the accounts of Peabody Energy Corporation (the Company) and its affiliates. Interests in subsidiaries controlled by the Company are consolidated and any outside shareholder interests are reflected as noncontrolling interests, except when the Company has an undivided interest in an unincorporated joint venture. In those cases, the Company includes its proportionate share in the assets, liabilities, revenues and expenses of the jointly controlled entities within each applicable line item of the unaudited condensed consolidated financial statements.  All intercompany transactions, profits and balances have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the 2015 presentation.
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements and should be read in conjunction with the consolidated financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2014. In the opinion of management, these financial statements reflect all normal, recurring adjustments necessary for a fair presentation. Balance sheet information presented herein as of December 31, 2014 has been derived from the Company’s audited consolidated balance sheet at that date. The Company's results of operations for the three months ended March 31, 2015 are not necessarily indicative of the results that may be expected for future quarters or for the year ending December 31, 2015.
Pursuant to the authorization provided at a special meeting of the Company's stockholders held on September 16, 2015, the Company completed a 1-for-15 reverse stock split of the shares of the Company’s common stock on September 30, 2015 (the Reverse Stock Split). As a result of the Reverse Stock Split, every 15 shares of issued and outstanding common stock were combined into one issued and outstanding share of Common Stock, without any change in the par value per share. No fractional shares were issued as a result of the Reverse Stock Split and any fractional shares that would otherwise have resulted from the Reverse Stock Split were paid in cash. The Reverse Stock Split reduced the number of shares of common stock outstanding from approximately 278 million shares to approximately 19 million shares. The number of authorized shares of common stock was also decreased from 800 million shares to 53.3 million shares. The Company's common stock began trading on a reverse stock split-adjusted basis on the New York Stock Exchange on October 1, 2015. All share and per share data included in this report has been retroactively restated to reflect the Reverse Stock Split. Since the par value of the common stock remained at $0.01 per share, the value for "Common stock" recorded to the Company's condensed consolidated balance sheets has been retroactively reduced to reflect the par value of restated outstanding shares, with a corresponding increase to "Additional paid-in capital."
The Company has classified items within discontinued operations in the unaudited condensed consolidated financial statements for disposals (by sale or otherwise) that have occurred prior to January 1, 2015 when the operations and cash flows of a disposed component of the Company were eliminated from the ongoing operations of the Company as a result of the disposal and the Company no longer had any significant continuing involvement in the operation of that component.